Accounts Payable and Accrued Expenses (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses as of June 30, 2024 and December 31, 2023 consisted of the following (in thousands):

	June 30, 2024	December 31, 2023
Accounts payable and other accrued liabilities	$8,159	$7,323
Accrued employee expenses	10,404	13,859
Total	$18,563	$21,182

Accounts payable and accrued liabilities as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Accounts payable and other accrued liabilities	$7,323	$9,561
Accrued employee expenses	13,859	24,074
	$21,182	$33,635